Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 1,352,000	$ 1,812,891
Prepaid other	279,000	50,325
Total prepaid expenses - current		1,863,216
Prepaid expenses - non-current		16,250
Interest receivable		257,389
Other current assets	47,000	303,000
Total prepaid expenses and other current assets	$ 1,698,000	$ 2,166,000